BORROWING FROM THIRD PARTY, CURRENT (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule Of Current Borrowings From Third Parties
The following table sets forth the loan agreement of borrowing from third party, current balance:

Date	Borrower	Lender	Amount (RMB)	Original Amount (US$)	Annual Interest Rate	Repayment Due Date
4/5/2017	Ambow Education Holding Ltd.	Sino Accord	41,179	6,000	0%	4/4/2019